Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contracts

 Such agreements establish a minimum cargo movement of products, as shown below:

Port	Minimum movement in tons per year	Maturity
Aratu	397,000	2031
Aratu	900,000	2022
Suape	250,000	2027
Suape	400,000	2029

Insurance coverage

The maximum compensation values based on the risk analysis of certain locations are shown below:

	Maximum compensation value (*)
Oxiteno	US$	1,142	(equivalent to R$ 4,425 as of 12/31/2018) (*)
Ipiranga	R$	1,032
Ultracargo	R$	949
Ultragaz	R$	266
Extrafarma	R$	160

(*)	In millions. In accordance with policy conditions.

Operating lease contracts

The future disbursements (installments), assumed under these contracts, amount approximately to:

	Up to 1 year	Between 1 and 5 years	More than 5 years	Total
12/31/2018	30,941	55,545	—	86,486

		Up to 1 year	Between 1 and 5 years	More than 5 years	Total
12/31/2018	payable	220,988	686,108	547,412	1,454,508
	receivable	(84,332)	(240,756)	(253,997)	(579,085)